LEASES	12 Months Ended
Dec. 31, 2020
ENERGY VAULT HOLDINGS, INC
LEASES

14. LEASES

The Company has operating leases for its corporate offices and field offices. The Company recognized a right of use asset and lease liability for operating leases based on the net present value of future minimum lease payments. Lease expense is recognized on a straight-line basis over the non-cancelable lease term and renewal periods that are considered reasonably certain.

The Company has finance leases for vehicles. The Company recognized a right of use asset and lease liability for finance leases based on the net present value of future minimum lease payments. Lease expense for the Company’s finance leases is comprised of the amortization of the right of use asset and interest expense recognized based on the effective interest method.

The Company has elected to use hindsight in determining the lease term (that is, when considering lessee options to extend or terminate the lease or to purchase the underlying asset) and in assessing impairment of the entity’s right of use assets. Accordingly, management’s decisions regarding lease renewals that are reasonably certain to be exercised have been incorporated as part of the lease term in right of use asset and lease liability calculations. To support these determinations, the Company evaluated each active lease at transition that included a renewal option (or options) to assess whether or not the future renewal options were reasonably certain to be exercised. The periods related to any renewal options deemed not reasonably certain to be exercised were excluded from the lease term for the right of use asset and lease liability calculations.

Future maturities of operating and finance leases as of December 31, 2020 are as follows:

	Operating	Finance
	Leases	Leases
2021	$450,500	$31,608
2022	243,436	39,971
2023	250,739	24,241
2024	258,262	—
2025	220,572	—
Thereafter	—	—
Total	1,423,508	95,820
Less: interest	(153,250)	(2,536)
Total lease liability	$1,270,259	$93,285

The Company uses the rate implicit in the lease, when available, to discount lease payments to present value; however, when the rate implicit in the lease is not available, the incremental borrowing rate is used, which is based on the estimated interest rate for collateralized borrowing over a similar term of the lease at commencement date. The Company used an incremental borrowing rate of 5.37% for the majority of its leases.

Lease Modifications

Westlake Village Office Lease

In May 2020, the Company received COVID-19 related four-month rent deferral for its operating leases for office space. The Company elected to utilize the FASB’s COVID-19 lease accounting relief provisions and chose to account for the concession as if no changes to the lease contract were made.

In September 2020, additional adjustments were agreed to by the lessor which resulted in the abatement of three months of rent and a change to the frequency of the lease payments from semi-annual to monthly. The Company determined that this second set of lease adjustments did substantially change the frequency and the amount of lease payments remaining to be paid through the remainder of the lease term; therefore, these lease adjustments did not qualify for the COVID-19 lease accounting relief provisions. The lease was modified under Topic 842 which required a remeasurement of the lease. The net adjustment to the right-of-use asset of $30,712 is reflected in the footnote table under right-of-use assets obtained in exchange for operating lease liabilities.

In December 2020, the Company received another four-month partial rent deferral under the terms amended in September as a result of a new official lockdown. As with the previous rent deferment, there was no material change to the total amount of the consideration in the lease and the Company elected to utilize the FASB’s COVID-19 lease accounting relief provisions for this deferment.

Arbedo-Castione Land Lease

In June 2020, the Company obtained additional rights to land and structures that were contiguous to its existing land lease. The increase in lease payments related to the lease modification was not commensurate with the standalone price for the additional right of use associated with the land and structures when compared to the original lease. Consequently, these adjustments to the terms of the lease were treated as a modification of the original lease. The net adjustment to the right-of-use asset of $237,516 is reflected in the footnote table under right-of-use assets obtained in exchange for operating lease liabilities.

	2020	2019
Finance lease expense
Amortization of finance ROU assets	$22,178	$7,032
Interest on finance lease liabilities	1,389	606
Finance lease expense	23,567	7,638
Operating lease expense	463,998	75,242
Short-term lease expense	102,698	109,093
Variable lease expense	10,279	5,950
Sublease income	—	—
Total	$600,542	$197,923
Cash paid for amounts included in the measurement of lease liabilities for finance leases
Operating cash flows	$1,389	$606
Financing cash flows	$19,700	$5,947
Cash paid for amounts included in the measurement of lease liabilities for operating leases
Operating cash flows	$436,364	$165,487
Right-of-use assets obtained in exchange for lease liabilities
Finance leases	$—	$93,525
Operating leases	$268,228	$1,676,313
Weighted average remaining lease term (in months)
Finance leases	33	44
Operating leases	46	59
Weighted average discount rate
Finance leases	1.85%	1.84%
Operating leases	5.37%	5.37%
Current portion
Finance leases	$30,133	$27,013
Operating leases	$394,262	$368,363
Long-term portion
Finance leases	$63,152	$85,151
Operating leases	$875,997	$1,147,879